NET TRADING AND INVESTMENT INCOME (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ (63,992)	$ 44,499	$ (47,769)
Foreign Currency Forward Contract [Member]
Disclosure of financial assets [line items]
Total	(60,164)	38,992	(34,906)
Interest Rate Swap [Member]
Disclosure of financial assets [line items]
Total	10,446	9,796	2,605
Currency swap contract [member]
Disclosure of financial assets [line items]
Total	1,520	(1,896)	(15,468)
Foreign Currency Call Options Contract [Member]
Disclosure of financial assets [line items]
Total	1,312	(1,954)
Foreign Currency Put Options Contract [Member]
Disclosure of financial assets [line items]
Total	$ (17,106)	$ (439)